RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) (Ruituo [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2012		Dec. 31, 2011
Ruituo [Member]
Deposit For Inventory Related Party	$ 0	[1]	$ 14,539	[1]

[1]	Entity controlled by Mr. Li’s brother.